Redeemable Convertible Preferred Stock (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 05, 2021	Jun. 30, 2021	Dec. 31, 2020	Feb. 26, 2021
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends			4.00%
Amount distributed to stockholders			8.00%
Conversion rights description			Series A-1 redeemable convertible preferred stock is convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owns, directly or indirectly, more than 9.9% of any class of equity securities has the right to receive any shares of capital stock that would be issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock is $0.7509.
Gross proceeds (in Dollars)	$ 100,000,000		$ 70,000,000
Percentage of outstanding shares			55.00%
Diluted percentage equity			8.00%
Conversion percentage			4.00%
Price per share (in Dollars per share)		$ 10	$ 0.75	$ 0.7509
Shares issued (in Dollars)			$ 0.7509
Reduction of stock			4.00%
Distribution of common stock discription			Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount per share equal to 0.25 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.
Jasper Therapeutics, Inc. [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends		4.00%
Amount distributed to stockholders		8.00%
Conversion rights description		Series A-1 redeemable convertible preferred stock is convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owns, directly or indirectly, more than 9.9% of any class of equity securities has the right to receive any shares of capital stock that would be issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock is $0.7509.
Gross proceeds (in Dollars)		$ 70,000,000
Percentage of outstanding shares		55.00%
Diluted percentage equity		8.00%
Conversion percentage		4.00%
Shares issued (in Dollars)		$ 0.7509
Reduction of stock		4.00%
Distribution of common stock discription		Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount per share equal to 0.25 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.
Issue price, per share (in Dollars per share)		$ 0.7509
Series A-1 redeemable convertible preferred stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends			8.00%
Dividends original issue price (in Dollars per share)			$ 0.7509
Series A-1 redeemable convertible preferred stock [Member] | Jasper Therapeutics, Inc. [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends		8.00%
Dividends original issue price (in Dollars per share)		$ 0.7509
Series A-2 redeemable convertible preferred stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends			8.00%
Series A-2 redeemable convertible preferred stock [Member] | Jasper Therapeutics, Inc. [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Rate of dividends		8.00%